Shareholder Report, Holdings (Details)	May 31, 2024
C000173812 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000173812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000173812 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173812 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173812 | Precious Metal Mining
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173812 | Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173812 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000173812 | Base Metal
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000173812 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000173812 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000173812 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000173812 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173812 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173812 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173813 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000173813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000173813 | Industry: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173813 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173813 | Precious Metal Mining
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173813 | Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173813 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000173813 | Base Metal
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000173813 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000173813 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000173813 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000173813 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000173813 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173813 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%